CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows related to operating activities
Net income	$ 972.4	$ 828.3	$ 797.5
Adjustments for:
Depreciation of property, plant and equipment	480.2	535.2	551.2
Amortization of intangible assets	187.9	224.6	194.0
Depreciation of right-of-use assets	128.1	124.0	98.8
Impairment of assets	6.3	15.7	0.4
Amortization of financing costs	8.7	9.0	8.0
Loss on debt refinancing	13.2	0.9
Deferred income taxes	45.2	16.2	24.6
Other	(2.4)	(1.1)	(0.1)
Cash flows before non-cash balances	1,839.6	1,752.8	1,674.4
Net change in non-cash balances related to operating activities	186.5	2.5	(79.3)
Cash flows provided by operating activities	2,026.1	1,755.3	1,595.1
Cash flows related to investing activities
Capital expenditures	(615.3)	(565.6)	(536.0)
Deferred subsidies received (used) to finance capital expenditures	1.0	34.2	(39.3)
Acquisitions of spectrum licences		(298.9)	(9.9)
Business acquisitions	(5.5)	(1.8)	(2,069.6)
Proceeds from disposals of assets	2.2	0.4	1.7
Promissory note to the parent corporation			(836.0)
Redemption (acquisition) of preferred shares of an affiliated corporation	1,530.0	(1,530.0)	1,595.0
Other	(0.5)		(0.3)
Cash flows provided by (used in) investing activities	911.9	(2,361.7)	(1,894.4)
Cash flows related to financing activities
Net change in bank indebtedness	(3.0)	3.0	(0.4)
Net change under revolving facilities, net of financing costs		(364.0)	285.0
Issuance of long-term debt, net of financing costs	795.0	1,957.2	2,092.5
Repayment of long-term debt	(1,440.9)	(1,900.3)
Settlement of hedging contracts	25.4	163.0
Repayment of lease liabilities	(126.4)	(126.2)	(94.8)
Dividends	(569.0)	(590.2)	(421.1)
(Repayment) issuance of a loan from the parent corporation	(1,530.0)	1,530.0	(1,595.0)
Cash flows (used in) provided by financing activities	(2,848.9)	672.5	266.2
Net change in cash, cash equivalents and restricted cash	89.1	66.1	(33.1)
Cash, cash equivalents and restricted cash at beginning of the year	74.1	8.0	41.1
Cash, cash equivalents and restricted cash at end of the year	$ 163.2	$ 74.1	$ 8.0